Financial risk management - Market Risk (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Senior GBP Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount | £				£ 0.0	£ 220.2
Notional amount | £				£ 0.0	£ 220.2
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ 2,600,000	€ 5,600,000
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Line of credit facility, maximum borrowing capacity	175,000,000
Letters of credit, overdrafts, customer bonds and bank guarantees utilized against the credit facility	€ 2,800,000
Currency risk | Pound Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, actual change in risk variable, percent	7.30%	(5.20%)	5.30%
Currency risk | Pound Sterling | Foreign exchange forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ 0	€ 700,000
Currency risk | US dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, actual change in risk variable, percent	7.80%	(9.60%)	2.00%
Currency risk | US dollar | Foreign exchange forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ 0	€ 0
Currency risk | US dollar | Foreign exchange forward contract | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial instruments designated as hedging instruments	95.10%	87.90%		95.10%	87.90%
Financial assets	€ 18,800,000
Financial liabilities		€ 28,300,000
Currency risk | Euro | Foreign exchange forward contract | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial instruments designated as hedging instruments	77.20%	84.90%		77.20%	84.90%
Financial liabilities	€ 5,900,000	€ 3,100,000
Currency risk | Swedish Krona
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, actual change in risk variable, percent	(1.80%)	3.80%	(2.20%)
Currency risk | Swedish Krona | Foreign exchange forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ (400,000)	€ (400,000)
Bottom of range | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate	0.00%			0.00%